Intangible assets - Goodwill - Schedule of goodwill and changes in goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill
Goodwill at beginning of period	€ 14,017	€ 13,741	€ 12,713
Additions	30	56	534
Impairment losses	(4)	(20)	0
Disposals or changes in scope of consolidation	0	0	0
Exchange differences and other items	(605)	240	494
Goodwill at end of period	13,438	14,017	13,741
Ebury Partners Limited
Changes in goodwill
Additions	0	45	316
Santander Holding USA (ex. Auto)
Changes in goodwill
Additions	€ 0	€ 0	€ 158